Goodwill and Intangible Assets - Summary of Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified				9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011 Predecessor [Member]	Sep. 30, 2013 Leasehold Interest [Member]	Dec. 31, 2012 Leasehold Interest [Member]	Dec. 31, 2011 Leasehold Interest [Member] Predecessor [Member]	Sep. 30, 2013 Regulatory costs [Member]	Dec. 31, 2012 Regulatory costs [Member]	Dec. 31, 2011 Regulatory costs [Member] Predecessor [Member]	Sep. 30, 2013 Customer Relationships [Member]	Dec. 31, 2012 Customer Relationships [Member]	Dec. 31, 2011 Customer Relationships [Member] Predecessor [Member]	Sep. 30, 2013 Technology, Patents and License Costs [Member]	Dec. 31, 2012 Technology, Patents and License Costs [Member]	Dec. 31, 2011 Technology, Patents and License Costs [Member] Predecessor [Member]	Sep. 30, 2013 Various Contracts [Member]	Dec. 31, 2012 Various Contracts [Member]	Dec. 31, 2011 Various Contracts [Member] Predecessor [Member]	Dec. 31, 2012 Software License Costs [Member]	Dec. 31, 2011 Software License Costs [Member] Predecessor [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Estimated Useful Lives				44 years	44 years		3 years	3 years		12 years	12 years		10 years	10 years		8 years	8 years		5 years
Intangible assets, Cost	$ 652	$ 640	$ 271	$ 4	$ 4	$ 4	$ 14	$ 9	$ 9	$ 353	$ 347	$ 177	$ 95	$ 94	$ 11	$ 186	$ 186	$ 68		$ 2
Intangible assets, Accumulated Amortization	(105)	(54)	(96)				(5)	(2)	(2)	(47)	(24)	(59)	(15)	(8)	(9)	(38)	(20)	(24)		(2)
Intangible assets, Net	$ 547	$ 586	$ 175	$ 4	$ 4	$ 4	$ 9	$ 7	$ 7	$ 306	$ 323	$ 118	$ 80	$ 86	$ 2	$ 148	$ 166	$ 44